EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in accumulated other comprehensive loss by component were as follows:

(In millions)	Foreign Currency Translation Adjustments	Deferred Gains/(Losses) on Derivatives Qualifying as Hedges	Pension and Other Post-employment Benefits	Total	Noncontrolling Interest		Redeemable Noncontrolling Interest
Balance as of January 1, 2013	$(14.6)	$(4.1)	$0.3	$(18.4)	$(0.2)		$—

Deferred Gains/(Losses)	(79.4)	24.2	(1.1)	(56.3)	3.3	1	(14.4)	1
Reclassification Adjustment for (Gains)/Losses Included in Net Earnings	—	5.4	(0.2)	5.2	—		—
Tax Benefit/(Expense)	10.4	(10.1)	—	0.3	(1.2)		—

Balance as of December 31, 2013	$(83.6)	$15.4	$(1.0)	$(69.2)	$1.9		$(14.4)
[1] Represents foreign currency translation adjustments.

Reclassification adjustments out of accumulated other comprehensive loss were as follows:

	December 31, 2013
	Affected Statement of Earnings Lines
(In millions)	Cost of Products Sold	Selling, General and Administrative	Research and Development	Other Expenses/ (Income) - Net	Tax Benefit/(Expense)	Net
Deferred Gains/(Losses) on Derivatives Qualifying as Hedges:
Forward Exchange Contracts	$(5.4)				$1.6	$(3.8)

Pension and Other Post-employment Benefit Plans:
Prior Service Benefits	0.1	0.1				0.2
Total Reclassifications	$(5.3)	$0.1	$—	$—	$1.6	$(3.6)

Schedule of changes in common shares and treasury stock
Changes in common shares and treasury stock were as follows:

(In millions)	Common Shares Issued	Treasury Stock	Cost of Treasury Stock
Balance as of January 1, 2011	204.8	0.1	$3.2
Stock-based compensation	0.3	—	4.9
Treasury stock purchases	—	1.3	81.6
Balance as of December 31, 2011	205.1	1.4	$89.7

Stock-based compensation	0.9	0.2	15.2
Treasury stock purchases	—	1.9	139.7
Balance as of December 31, 2012	206.0	3.5	$244.6

Stock-based compensation	0.8	0.2	18.9
Treasury stock purchases	—	1.1	88.4
Balance as of December 31, 2013	206.8	4.8	$351.9